Non-controlling Interest (NCI) (Details Narrative)	Jun. 30, 2026
Drykon Maritime Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest ownership percentage by parent	60.00%
Non-controlling interest ownership percentage	40.00%
Drykon Maritime Corp. [Member] | Chief Executive Officer and Chairman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest ownership percentage	40.00%
Accuship Maritme Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest ownership percentage by parent	60.00%
Non-controlling interest ownership percentage	40.00%
Accuship Maritme Ltd [Member] | Chief Executive Officer and Chairman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest ownership percentage	40.00%